Equity (Schedule Of Shares Of Common Stock And Treasury Stock) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Equity Note [Line Items]
Issued shares, balance	1,323,197,235	1,323,197,235	1,448,659,067
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)		(125,461,832)
Issued shares, balance	1,136,697,235	1,323,197,235	1,323,197,235
Treasury stock shares, balance	137,822,603	99,431,812	125,524,000
Acquisition of treasury stock under resolution of the board of directors	75,294,000	38,382,300	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	37,134	17,631	64,112
Resale of treasury stock to holders of less-than-one-unit shares	(2,930)	(9,140)	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)		(125,461,832)
Treasury stock shares, balance	26,650,807	137,822,603	99,431,812